Investments - Rollforward of Mortgages Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	$ 94	$ 179
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	1	(85)
Balance	95	94
Financing receivables, accrued interest receivable	48	44
Apartment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	19	58
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(1)	(39)
Balance	18	19
Hotel
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	9	34
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	11	(25)
Balance	20	9
Office
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	28	25
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(13)	3
Balance	15	28
Retail
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	17	24
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	5	(7)
Balance	22	17
Warehouse
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	12	24
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	4	(12)
Balance	16	12
Residential Mortgage
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance	9	14
Charge offs, net of recoveries	0	0
Additions from purchase of PCD mortgage loans	0	0
Provision (release)	(5)	(5)
Balance	$ 4	$ 9